Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Current assets:
Cash and cash equivalents	$ 105,633	$ 96,929
Investments	203,676	125,641
Trade receivables, net	83,118	89,772
Unbilled revenue	66,403	57,983
Funds held for clients	12,139	15,833
Derivative assets	7,974	13,198
Contract assets	7,753	7,479
Prepayments and other current assets	23,211	21,999
Total current assets	509,907	428,834
Non-current assets:
Goodwill	123,979	121,304
Intangible assets	65,141	70,100
Property and equipment	52,272	56,984
Right-of-use assets	166,766	159,098
Derivative assets	1,749	2,095
Deferred tax assets	33,022	28,942
Trade receivables, net	269
Investments	85,875	80,135
Contract assets	27,136	28,885
Other non-current assets	40,032	35,952
Total non-current assets	596,241	583,495
TOTAL ASSETS	1,106,148	1,012,329
Current liabilities:
Trade payables	28,015	29,333
Provisions and accrued expenses	23,933	28,983
Derivative liabilities	4,491	9,575
Pension and other employee obligations	82,586	76,857
Current portion of long-term debt	16,748	16,674
Contract liabilities	12,685	10,281
Current taxes payable	1,489	3,312
Lease liabilities	26,027	23,431
Other liabilities	11,492	7,393
Total current liabilities	207,466	205,839
Non-current liabilities:
Derivative liabilities	2,037	3,880
Pension and other employee obligations	19,589	12,999
Long-term debt	0	16,748
Contract liabilities	16,645	20,073
Lease liabilities	165,880	155,461
Other non-current liabilities	211	164
Deferred tax liabilities	10,228	10,055
Total non-current liabilities	214,590	219,380
TOTAL LIABILITIES	422,056	425,219
Shareholders' equity:
Share capital (ordinary shares $0.16 (10 pence) par value, authorized 60,000,000 shares; issued: 50,502,203 shares and 49,733,640 shares each as at March 31, 2021 and March 31, 2020, respectively)	7,977	7,874
Share premium	227,708	187,268
Retained earnings	688,957	586,340
Other components of equity	(161,987)	(194,372)
Total shareholder's equity, including shares held in treasury	762,655	587,110
Less: 1,100,000 shares as at March 31, 2021 and Nil shares as at March 31, 2020, held in treasury, at cost	(78,563)
Total shareholders' equity	684,092	587,110
TOTAL LIABILITIES AND EQUITY	$ 1,106,148	$ 1,012,329